Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Executive Officers
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2016	495,731	$28.25
Granted	344,488	25.86
Performance Shares Quantity Adjustment	39,566	24.37
Vested	(487,784)	27.72
Forfeited	(8,019)	29.13
Non-vested at December 31, 2016	383,982	$26.35
Granted	212,200	42.57
Performance Shares Quantity Adjustment	(232,989)	29.10
Vested	(67,853)	48.54
Non-vested at December 31, 2017	295,340	$30.75
Granted	239,062	45.81
Performance Shares Quantity Adjustment	234,076	33.09
Vested	(372,271)	35.83
Forfeited	(14,021)	37.35
Non-vested at December 31, 2018	382,186	$36.41

Directors
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2016	-	-
Granted	40,517	$29.77
Vested	(40,517)	29.77
Forfeited	-	-
Non-vested at December 31, 2016	-	-
Granted	25,771	$38.42
Vested	(25,771)	38.42
Forfeited	-	-
Non-vested at December 31, 2017	-	-
Granted	25,159	$46.71
Vested	(25,159)	46.71
Forfeited	-	-
Non-vested at December 31, 2018	-	-